Congress SMid Growth ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 95.0%	Shares	Value
Aerospace & Defense - 8.9%
Curtiss-Wright Corp.	39,367	$25,851,915
Karman Holdings, Inc. (a)	137,573	14,280,078
		40,131,993

Biotechnology - 2.5%
Halozyme Therapeutics, Inc. (a)	157,971	11,328,100

Broadline Retail - 2.1%
Ollie's Bargain Outlet Holdings, Inc. (a)	85,561	9,438,234

Capital Markets - 3.3%
Morningstar, Inc.	28,490	5,757,544
PJT Partners, Inc. - Class A	53,022	9,174,397
		14,931,941

Chemicals - 1.7%
Hawkins, Inc.	60,280	7,851,470

Construction & Engineering - 13.6%
Comfort Systems USA, Inc.	20,509	23,423,329
Sterling Infrastructure, Inc. (a)	65,395	23,405,524
Valmont Industries, Inc.	32,680	14,560,901
		61,389,754

Consumer Staples Distribution & Retail - 2.7%
BJ's Wholesale Club Holdings, Inc. (a)	130,103	12,026,721

Containers & Packaging - 1.5%
Avery Dennison Corp.	36,615	6,792,449

Distributors - 1.2%
Pool Corp.	20,338	5,167,682

Diversified Consumer Services - 0.8%
Duolingo, Inc. (a)	26,120	3,501,647

Electrical Equipment - 3.6%
nVent Electric PLC	145,148	16,294,315

Electronic Equipment, Instruments & Components - 5.0%
Badger Meter, Inc.	39,522	5,793,135
CDW Corp.	44,824	5,665,305
Novanta, Inc. (a)	80,235	10,794,817
		22,253,257

Health Care Equipment & Supplies - 11.4%
Cooper Cos., Inc. (a)	86,629	7,049,868
Insulet Corp. (a)	38,384	9,819,011
Penumbra, Inc. (a)	37,287	13,355,085
STERIS PLC	35,247	9,255,862
UFP Technologies, Inc. (a)	46,829	11,760,635
		51,240,461

Insurance - 1.3%
Kinsale Capital Group, Inc.	15,264	6,042,712

Life Sciences Tools & Services - 5.2%
Medpace Holdings, Inc. (a)	21,874	12,741,168
Repligen Corp. (a)	70,458	10,524,311
		23,265,479

Machinery - 2.2%
Lincoln Electric Holdings, Inc.	37,261	9,887,206

Oil, Gas & Consumable Fuels - 2.0%
Range Resources Corp.	241,561	9,143,084

Personal Care Products - 2.1%
elf Beauty, Inc. (a)	111,387	9,466,781

Pharmaceuticals - 2.5%
Prestige Consumer Healthcare, Inc. (a)	171,881	11,081,168

Professional Services - 1.7%
ExlService Holdings, Inc. (a)	200,208	7,838,143

Semiconductors & Semiconductor Equipment - 6.3%
Credo Technology Group Holding Ltd. (a)	27,714	3,472,010
Entegris, Inc.	78,294	9,244,173
Rambus, Inc. (a)	135,487	15,422,485
		28,138,668

Software - 6.3%
Clearwater Analytics Holdings, Inc. - Class A (a)	339,859	8,187,203
Commvault Systems, Inc. (a)	50,539	4,331,192
PTC, Inc. (a)	63,976	9,988,573
SPS Commerce, Inc. (a)	65,015	5,803,239
		28,310,207

Specialty Retail - 7.1%
Boot Barn Holdings, Inc. (a)	60,356	10,772,339
Floor & Decor Holdings, Inc. - Class A (a)	154,843	10,213,444
Tractor Supply Co.	218,472	11,115,856
		32,101,639
TOTAL COMMON STOCKS (Cost $375,059,507)		427,623,111

REAL ESTATE INVESTMENT TRUSTS - 1.5%	Shares	Value
Industrial REITs - 1.5%
Terreno Realty Corp.	109,582	6,743,676
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,580,044)		6,743,676

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.5%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (b)	15,781,357	15,781,357
TOTAL MONEY MARKET FUNDS (Cost $15,781,357)		15,781,357

TOTAL INVESTMENTS - 100.0% (Cost $397,420,908)		450,148,144
Liabilities in Excess of Other Assets - (0.0)% (c)		(147,852)
TOTAL NET ASSETS - 100.0%		$450,000,292

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Congress SMid Growth ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$427,623,111	$–	$–	$427,623,111
Real Estate Investment Trusts	6,743,676	–	–	6,743,676
Money Market Funds	15,781,357	–	–	15,781,357
Total Investments	$450,148,144	$–	$–	$450,148,144

Refer to the Schedule of Investments for further disaggregation of investment categories.